Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 19,634	$ 18,032	$ 18,863	$ 17,248
Insurance service results	(100)	(112)	(118)	(214)
Net finance expenses (income) from insurance contracts	1	(249)	(107)	282
Total cash flows	18	153	918	503
Other changes in the net carrying amount of the insurance contract	0	(8)	(3)	(3)
Insurance contract liabilities, end of period	19,553	17,816	19,553	17,816
Liabilities for incurred claims	98	104	98	104
Liabilities for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	19,448	17,814	18,664	17,047
Insurance service results	(698)	(763)	(1,301)	(1,186)
Net finance expenses (income) from insurance contracts	1	(249)	(107)	282
Total cash flows	628	828	2,124	1,486
Other changes in the net carrying amount of the insurance contract	9	(1)	8	0
Insurance contract liabilities, end of period	19,388	17,629	19,388	17,629
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	186	218	199	201
Insurance service results	598	651	1,183	972
Net finance expenses (income) from insurance contracts	0	0	0	0
Total cash flows	(610)	(675)	(1,206)	(983)
Other changes in the net carrying amount of the insurance contract	(9)	(7)	(11)	(3)
Insurance contract liabilities, end of period	$ 165	$ 187	$ 165	$ 187